SCHEDULE OF CHANGES IN LIABILITIES WITH SIGNIFICANT UNOBSERVABLE INPUTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Balance of derivative liabilities	$ 922,693	$ 531,527
Transfer in due to issuance of convertible promissory note with embedded conversion features		136,062	497,535,000
Settlement by debt extinguishment		(142,574)
Change in fair value of derivative liability	(295,901)	397,678	33,992,000
Balance of derivative liabilities	$ 626,792	$ 922,693	$ 531,527
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Derivative liability